Share-based Compensation - Schedule of Shares Activitiy (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Performance Stock Units
Share-based Payment Arrangements [Roll Forward]
Balance, beginning of year (in shares)	4,460,046	0
Granted (in shares)	1,238,518	4,460,046
Redeemed (in shares)	(2,839,865)	0
Forfeited (in shares)	(612,385)	0
Modified to PSUs (in shares)		0
Balance, end of year (in shares)	2,246,314	4,460,046
Restricted Shares
Share-based Payment Arrangements [Roll Forward]
Balance, beginning of year (in shares)	3,589,024	5,188,358
Granted (in shares)	5,219,156	3,424,610
Redeemed (in shares)	(4,557,768)	(4,195,754)
Forfeited (in shares)	(1,008,728)	(235,162)
Modified to PSUs (in shares)		(593,028)
Balance, end of year (in shares)	3,241,684	3,589,024
Deferred Share Units
Share-based Payment Arrangements [Roll Forward]
Balance, beginning of year (in shares)	229,470	204,653
Granted (in shares)	118,999	70,609
Redeemed (in shares)	(46,855)	(45,792)
Forfeited (in shares)	0	0
Modified to PSUs (in shares)		0
Balance, end of year (in shares)	301,614	229,470
Stock Option Plan
Share-based Payment Arrangements [Roll Forward]
Balance, beginning of year (in shares)	0
Granted (in shares)	3,158,490,000
Redeemed (in shares)	0
Forfeited (in shares)	(1,110,375,000)
Balance, end of year (in shares)	2,048,115,000	0
Share Based Payment Arrangements, Weighted Average Exercise Price [Roll Forward]
Beginning Balance, Weighted average exercise price (in dollars per share) | $	$ 0.00
Granted, Weighted average exercise price (in dollars per share) | $	10.04
Exercised, Weighted average exercise price (in dollars per share) | $	0.00
Forfeited, Weighted average exercise price (in dollars per share) | $	10.06
Ending Balance, Weighted average exercise price (in dollars per share) | $	$ 10.03	$ 0.00